July 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Enhanced Short-Term Bond Active ETF | CSHP | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2025
iShares Enhanced Short-Term Bond Active ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.4%
RTX Corp., 3.95%, 08/16/25	$1,972	$1,971,187
Banks — 5.4%
Bank of America Corp., 3.88%, 08/01/25	1,972	1,972,000
Canadian Imperial Bank of Commerce, 3.95%, 08/04/25	1,972	1,971,891
Toronto-Dominion Bank (The), 0.75%, 09/11/25	1,972	1,963,565
Wells Fargo & Co., 3.55%, 09/29/25	1,430	1,427,355
		7,334,811
Electric — 1.4%
Dominion Energy Inc., 3.90%, 10/01/25	1,972	1,969,462
Food — 1.4%
Walmart Inc., 3.90%, 09/09/25	1,972	1,970,496
Health Care - Products — 0.1%
GE HealthCare Technologies Inc., 5.60%, 11/15/25	175	175,310
Oil & Gas — 1.1%
BP Capital Markets America Inc., 3.80%, 09/21/25	1,430	1,428,536
Total Corporate Bonds & Notes — 10.8% (Cost: $14,848,909)		14,849,802
U.S. Treasury Obligations(a)
U.S. Treasury Bill
4.29%, 08/19/25(a)	27,470	27,411,132
Security	Par (000)	Value
4.31%, 08/12/25(a)	$31,672	$31,630,728
4.35%, 08/26/25(a)	7,548	7,525,622
4.35%, 09/16/25(a)	57,081	56,769,679
Total U.S. Treasury Obligations — 90.0% (Cost: $123,340,485)		123,337,161
	Shares
Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)(c)	7,570,000	7,570,000
Total Money Market Funds — 5.5% (Cost: $7,570,000)		7,570,000
Total Investments — 106.3% (Cost: $145,759,394)		145,756,963
Liabilities in Excess of Other Assets — (6.3)%		(8,669,800)
Net Assets — 100.0%		$137,087,163

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$330,000	$7,240,000 (a)	$—	$—	$—	$7,570,000	7,570,000	$44,035 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
3-mo. Euro Euribor	35	12/15/25	$9,794	$(13,346)
3-mo. SONIA	31	03/17/26	9,855	(2,238)
				(15,584)
Short Contracts
3-mo. SOFR	(85)	03/17/26	20,395	29,257

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Enhanced Short-Term Bond Active ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
3-mo. SOFR	(51)	06/16/26	$12,264	$12,767
				42,024
				$26,440
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$14,849,802	$—	$14,849,802
U.S. Treasury Obligations	—	123,337,161	—	123,337,161
Short-Term Securities
Money Market Funds	7,570,000	—	—	7,570,000
	$7,570,000	$138,186,963	$—	$145,756,963
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$12,767	$29,257	$—	$42,024
Liabilities
Interest Rate Contracts	(15,584)	—	—	(15,584)
	$(2,817)	$29,257	$—	$26,440

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate